[LOGO]
USAA(R)

                        USAA SHORT-TERM Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
 SEPTEMBER 30, 2002                                        USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                          ...WE BELIEVE THE BEST COURSE
[PHOTO]                    OF ACTION IS TO REMAIN PATIENT
                              AND TO EXERCISE PRUDENCE
                            IN INVESTMENT DECISION-MAKING.

                                    [GRAPHIC]

              Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

              Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

              First, they are run by an outstanding team of portfolio managers, analysts, and traders.

              Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

              Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

              Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

              Sincerely,

              /s/ Christopher W. Claus
              Christopher W. Claus
              President and Vice Chairman of the Board

              FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

              AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
              GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

     Portfolio of Investments                                      13

     Notes to Portfolio of Investments                             29

     Financial Statements                                          30

     Notes to Financial Statements                                 33

              THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

              USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

              Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Invests principally in investment-grade tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.

-----------------------------------------------------------------------------------------
                                                          9/30/02            3/31/02
-----------------------------------------------------------------------------------------
Net Assets                                            $1,227.1 Million   $1,147.3 Million
Net Asset Value Per Share                                 $10.89             $10.65
Tax-Exempt Dividends Per Share Last 12 Months             $0.382             $0.421
Capital Gain Distributions Per Share Last 12 Months         -                  -

------------------------------------------------------------------------------
    SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
------------------------------------------------------------------------------
3/31/02 to 9/30/02                                         30-DAY SEC YIELD
     4.00%**                                                     2.62%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

              NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

---------------------------------------------------------------------------------
                  TOTAL RETURN    =      DIVIDEND RETURN    +     PRICE CHANGE
---------------------------------------------------------------------------------
10 YEARS             4.82%        =          4.52%          +        0.30%
5 YEARS              4.76%        =          4.41%          +        0.35%
1 YEAR               4.74%        =          3.63%          +        1.11%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002

------------------------------
         TOTAL RETURN
------------------------------

09/30/1993              5.95%
09/30/1994              1.70%
09/30/1995              6.41%
09/30/1996              4.51%
09/30/1997              5.95%
09/30/1998              5.62%
09/30/1999              2.06%
09/30/2000              4.51%
09/30/2001              6.89%
09/30/2002              4.74%


------------------------------
       DIVIDEND RETURN
------------------------------

09/30/1993             4.63%
09/30/1994             4.22%
09/30/1995             4.88%
09/30/1996             4.79%
09/30/1997             4.72%
09/30/1998             4.69%
09/30/1999             4.47%
09/30/2000             4.70%
09/30/2001             4.51%
09/30/2002             3.63%


------------------------------
    CHANGE IN SHARE PRICE
------------------------------


09/30/1993             1.32%
09/30/1994            -2.52%
09/30/1995             1.53%
09/30/1996            -0.28%
09/30/1997             1.23%
09/30/1998             0.93%
09/30/1999            -2.41%
09/30/2000            -0.19%
09/30/2001             2.38%
09/30/2002             1.11%


              TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
                  12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

               USAA SHORT-TERM         LIPPER SHORT-TERM MUNICIPAL
                    FUND                   DEBT FUNDS AVERAGE
               ---------------         ---------------------------

09/30/1993         4.44%                         4.02%
09/30/1994         4.30                          3.81
09/30/1995         4.65                          4.16
09/30/1996         4.71                          4.15
09/30/1997         4.54                          4.11
09/30/1998         4.52                          3.97
09/30/1999         4.55                          3.78
09/30/2000         4.61                          4.06
09/30/2001         4.29                          3.90
09/30/2002         3.48                          2.93


              THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                      CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                            LEHMAN BROTHERS      LIPPER SHORT
        USAA SHORT-TERM      MUNICIPAL BOND     MUNICIPAL DEBT
             FUND                INDEX           FUNDS AVERAGE
        ---------------     ---------------     --------------
Sep-92    $10000.00           $10000.00            $10000.00
Oct-92     10000.20             9901.55              9999.38
Nov-92     10087.65            10079.01             10069.32
Dec-92     10136.49            10181.92             10122.31
Jan-93     10200.85            10300.43             10180.02
Feb-93     10325.56            10672.87             10293.38
Mar-93     10288.85            10560.09             10276.80
Apr-93     10336.61            10666.50             10329.01
May-93     10371.44            10726.39             10353.64
Jun-93     10441.91            10905.76             10411.11
Jul-93     10458.88            10919.78             10416.51
Aug-93     10547.23            11147.25             10492.89
Sep-93     10594.79            11274.37             10534.42
Oct-93     10610.04            11296.04             10558.05
Nov-93     10609.51            11196.32             10569.05
Dec-93     10696.10            11432.71             10641.16
Jan-94     10762.08            11563.34             10695.62
Feb-94     10698.59            11263.86             10640.23
Mar-94     10583.74            10805.08             10569.89
Apr-94     10620.03            10896.84             10591.38
May-94     10659.94            10991.14             10631.89
Jun-94     10678.05            10923.92             10638.91
Jul-94     10744.52            11124.32             10696.91
Aug-94     10786.35            11162.87             10729.28
Sep-94     10775.07            10999.11             10723.00
Oct-94     10753.32            10803.81             10704.87
Nov-94     10722.13            10608.19             10660.53
Dec-94     10784.19            10841.72             10703.66
Jan-95     10890.55            11151.71             10781.16
Feb-95     10996.59            11476.04             10877.57
Mar-95     11061.17            11607.94             10940.12
Apr-95     11091.45            11621.64             10973.50
May-95     11234.24            11992.48             11069.51
Jun-95     11235.96            11887.66             11104.93
Jul-95     11323.01            12000.13             11171.88
Aug-95     11411.17            12152.41             11227.94
Sep-95     11466.12            12229.20             11253.91
Oct-95     11535.21            12406.97             11305.69
Nov-95     11614.27            12613.10             11371.38
Dec-95     11658.60            12734.17             11419.73
Jan-96     11718.50            12830.38             11487.11
Feb-96     11719.50            12743.72             11500.77
Mar-96     11705.96            12580.92             11488.74
Apr-96     11731.69            12545.24             11506.90
May-96     11755.08            12540.46             11534.78
Jun-96     11819.32            12677.14             11578.64
Jul-96     11877.69            12791.83             11635.90
Aug-96     11913.31            12788.96             11664.07
Sep-96     11982.75            12967.69             11724.31
Oct-96     12061.73            13114.25             11787.88
Nov-96     12151.10            13354.47             11863.00
Dec-96     12175.73            13298.08             11883.45
Jan-97     12210.14            13323.24             11924.78
Feb-97     12278.92            13445.58             11980.27
Mar-97     12255.93            13266.22             11949.13
Apr-97     12314.96            13377.41             11991.40
May-97     12396.79            13578.76             12068.02
Jun-97     12470.06            13723.40             12132.01
Jul-97     12611.68            14103.48             12235.59
Aug-97     12609.09            13971.26             12237.86
Sep-97     12695.67            14136.93             12303.56
Oct-97     12743.86            14228.05             12348.99
Nov-97     12800.95            14311.84             12389.95
Dec-97     12888.70            14520.52             12460.30
Jan-98     12959.61            14670.26             12525.72
Feb-98     12995.49            14674.72             12558.89
Mar-98     13033.85            14687.78             12587.62
Apr-98     13011.26            14621.51             12586.19
May-98     13119.28            14852.81             12668.60
Jun-98     13172.82            14911.43             12714.89
Jul-98     13210.59            14948.71             12755.78
Aug-98     13322.09            15179.69             12848.80
Sep-98     13409.59            15368.93             12915.47
Oct-98     13446.77            15368.61             12963.00
Nov-98     13474.96            15422.45             12987.73
Dec-98     13527.03            15461.32             13038.59
Jan-99     13587.04            15645.15             13110.20
Feb-99     13597.96            15576.97             13120.70
Mar-99     13614.53            15598.32             13139.70
Apr-99     13665.37            15637.19             13175.78
May-99     13661.01            15546.71             13181.08
Jun-99     13601.14            15323.05             13130.43
Jul-99     13649.26            15378.81             13178.84
Aug-99     13648.51            15255.51             13184.38
Sep-99     13685.84            15261.88             13220.79
Oct-99     13681.14            15096.53             13227.76
Nov-99     13748.82            15257.10             13272.53
Dec-99     13749.21            15143.37             13275.57
Jan-00     13736.88            15077.42             13281.24
Feb-00     13801.19            15252.64             13328.63
Mar-00     13893.13            15585.89             13394.65
Apr-00     13903.33            15493.82             13412.56
May-00     13924.35            15413.21             13430.97
Jun-00     14073.17            15821.65             13540.43
Jul-00     14181.13            16041.80             13627.43
Aug-00     14276.93            16289.03             13703.22
Sep-00     14303.33            16204.28             13735.01
Oct-00     14375.06            16381.10             13791.90
Nov-00     14430.62            16505.03             13835.19
Dec-00     14578.45            16912.83             13952.93
Jan-01     14730.47            17080.41             14084.82
Feb-01     14784.33            17134.57             14128.44
Mar-01     14863.66            17288.13             14209.63
Apr-01     14836.98            17100.80             14211.64
May-01     14947.02            17284.95             14312.99
Jun-01     15027.18            17400.60             14371.92
Jul-01     15138.11            17658.34             14459.43
Aug-01     15258.43            17949.21             14565.26
Sep-01     15288.99            17889.00             14598.43
Oct-01     15368.67            18102.14             14663.90
Nov-01     15332.91            17949.53             14646.18
Dec-01     15321.50            17779.72             14656.88
Jan-02     15424.59            18088.12             14750.27
Feb-02     15528.04            18306.04             14828.25
Mar-02     15400.23            17947.30             14721.95
Apr-02     15560.98            18298.07             14852.86
May-02     15610.04            18409.26             14908.54
Jun-02     15709.60            18603.92             14998.71
Jul-02     15811.91            18843.19             15077.66
Aug-02     15902.24            19069.71             15144.86
Sep-02     16016.50            19487.38             15214.88

                    DATA FROM 9/30/92 THROUGH 9/30/02.

              The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

                o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                o The Lipper Short Municipal Debt Funds Average, an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------
                      LIPPER INDEX COMPARISON
--------------------------------------------------------------------------------

                                         LIPPER SHORT
                 USAA SHORT-TERM        MUNICIPAL DEBT
                      FUND               FUNDS INDEX
                 ---------------        --------------

12/30/1994         $10,000.00            $10,000.00
Jan-95              10,098.63             10,077.00
Feb-95              10,196.96             10,165.00
Mar-95              10,256.84             10,226.00
Apr-95              10,284.91             10,249.00
May-95              10,417.32             10,348.00
Jun-95              10,418.92             10,383.00
Jul-95              10,499.64             10,445.00
Aug-95              10,581.39             10,495.00
Sep-95              10,632.35             10,513.00
Oct-95              10,696.41             10,569.00
Nov-95              10,769.72             10,630.00
Dec-95              10,810.83             10,674.00
Jan-96              10,866.37             10,742.00
Feb-96              10,867.30             10,756.00
Mar-96              10,854.75             10,720.01
Apr-96              10,878.60             10,730.77
May-96              10,900.29             10,754.40
Jun-96              10,959.86             10,794.66
Jul-96              11,013.98             10,849.06
Aug-96              11,047.01             10,870.92
Sep-96              11,111.41             10,923.38
Oct-96              11,184.65             10,986.01
Nov-96              11,267.51             11,054.68
Dec-96              11,290.36             11,072.04
Jan-97              11,322.26             11,114.12
Feb-97              11,386.04             11,161.51
Mar-97              11,364.72             11,141.65
Apr-97              11,419.46             11,180.08
May-97              11,495.34             11,246.79
Jun-97              11,563.28             11,306.75
Jul-97              11,694.60             11,394.83
Aug-97              11,692.20             11,397.04
Sep-97              11,772.48             11,460.41
Oct-97              11,817.17             11,502.86
Nov-97              11,870.10             11,539.21
Dec-97              11,951.48             11,605.68
Jan-98              12,017.23             11,666.28
Feb-98              12,050.50             11,697.79
Mar-98              12,086.07             11,727.56
Apr-98              12,065.13             11,729.40
May-98              12,165.29             11,799.63
Jun-98              12,214.94             11,841.28
Jul-98              12,249.96             11,881.85
Aug-98              12,353.35             11,963.56
Sep-98              12,434.49             12,022.00
Oct-98              12,468.96             12,066.66
Nov-98              12,495.11             12,092.91
Dec-98              12,543.39             12,137.11
Jan-99              12,599.04             12,201.30
Feb-99              12,609.16             12,216.96
Mar-99              12,624.52             12,240.52
Apr-99              12,671.68             12,274.15
May-99              12,667.63             12,280.78
Jun-99              12,612.11             12,248.99
Jul-99              12,656.73             12,291.95
Aug-99              12,656.04             12,299.72
Sep-99              12,690.65             12,332.77
Oct-99              12,686.30             12,340.93
Nov-99              12,749.05             12,383.81
Dec-99              12,749.41             12,388.79
Jan-00              12,737.98             12,397.09
Feb-00              12,797.62             12,439.54
Mar-00              12,882.87             12,498.78
Apr-00              12,892.33             12,515.78
May-00              12,911.82             12,536.65
Jun-00              13,049.81             12,630.90
Jul-00              13,149.92             12,705.91
Aug-00              13,238.76             12,776.00
Sep-00              13,263.25             12,805.60
Oct-00              13,329.76             12,861.56
Nov-00              13,381.27             12,905.86
Dec-00              13,518.36             13,000.76
Jan-01              13,659.32             13,112.27
Feb-01              13,709.26             13,156.24
Mar-01              13,782.82             13,222.31
Apr-01              13,758.08             13,233.50
May-01              13,860.12             13,320.09
Jun-01              13,934.46             13,372.49
Jul-01              14,037.32             13,446.18
Aug-01              14,148.89             13,533.30
Sep-01              14,177.22             13,564.83
Oct-01               14251.11             13,625.92
Nov-01               14217.95              13613.35
Dec-01               14207.37              13623.40
Jan-02               14302.97              13700.32
Feb-02               14398.89              13768.00
Mar-02               14280.38              13690.42
Apr-02               14429.44              13791.31
May-02               14474.93              13836.54
Jun-02               14567.25              13905.20
Jul-02               14662.12              13971.52
Aug-02               14745.89              14024.24
Sep-02               14851.84              14082.78


                    DATA FROM 12/30/94 THROUGH 9/30/02.

              The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper Index's inception on December 30, 1994.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Clifford A. Gladson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

              Your USAA Short-Term Fund's share price increased $0.24 or 2.25% over the last six months. This rise in share price, combined with tax-exempt income distributions, produced a total return of 4.00%. The Fund's tax-exempt income distributions over the prior 12 months produced a dividend yield of 3.48%, well above the 2.93% average for the 41 funds in the Lipper Short-Term Municipal Debt Funds category.

              REFER TO PAGE 5 FOR THE LIPPER AVERAGE DEFINITION.

              THE FUND RANKED 8 OUT OF 41 FUNDS AND 2 OUT OF 26 FUNDS IN THE LIPPER SHORT-TERM MUNICIPAL DEBT FUNDS CATEGORY FOR THE ONE-YEAR AND FIVE-YEAR PERIODS ENDING SEPTEMBER 30, 2002, RESPECTIVELY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED
              RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA SHORT-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL SHORT-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 91 FUNDS IN THE LAST THREE YEARS,80 FUNDS IN THE LAST FIVE YEARS, AND 26 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL SHORT-TERM BOND FUNDS, THE USAA SHORT-TERM FUND RECEIVED A MORNINGSTAR RATING OF 3 STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                    [GRAPHIC]

              THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 3 STARS IN THE MUNICIPAL SHORT-TERM BOND FUND CATEGORY (91 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                                    [GRAPHIC]

              Lipper ranked the Fund first out of eight within the Lipper Short-Term Municipal Debt Funds category for the 10-year period ending September 30, 2002, and a Lipper Leader Fund for preservation, total return, tax efficiency, expense, and consistent return for the period ending September 30, 2002.

              LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF SEPTEMBER 30, 2002. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING
              TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, PRESERVATION, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10 YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

              THE USAA SHORT-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE SHORT-TERM MUNICIPAL DEBT FUNDS CATEGORY: 33 FUNDS FOR TOTAL RETURN, 31 FUNDS FOR CONSISTENT RETURN, 3,554 FIXED-INCOME FUNDS FOR PRESERVATION, 33 FUNDS FOR TAX EFFICIENCY, AND 33 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

              At the beginning of the period, the credit markets expected economic conditions to strengthen by the second half of 2002. The Federal Reserve Board had been supportive, cutting short-term interest rates in 2001 by a total of 4.75%. However, by July it became apparent that the economy was not responding to the monetary stimulus as quickly as expected. With no inflationary pressures expected until mid-2003, yields on short-term bonds fell. Over the last six months, yields on one-year high-quality municipal bonds declined 0.76%, while the yields on four-year issues dropped 1.49%.

HOW CAN THE FUND REDUCE PRICE VOLATILITY IF SHORT-TERM RATES INCREASE?

              In a bond fund, the volatility of the share price depends on the degree of interest rate sensitivity of its portfolio of bonds. When interest rates rise, the price of a bond falls, and investors will face a different kind of risk.

              I try to offset the negative effects of rising rates with variable-rate demand notes. VRDNs possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. The price of VRDNs remains at par despite fluctuations in interest rates, so they can help reduce the volatility of a fund's share price. I use these bonds judiciously as part of an overall strategy to manage risk, especially in volatile times such as the present.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

              I remained on the alert for signs of an economic rebound or inflation's return. To remain as flexible as possible, I held the Fund's weighted average maturity to a relatively short 2.3 years. To maintain a high relative level of income for shareholders, I continued to purchase short-term pollution control revenue bonds from electric utilities in stable operating environments.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

              The stimulative effects of low short-term interest rates are not likely to appear until the first half of 2003. Once the recovery gains momentum, I expect both money market and short-term interest rates to rise. I plan to use the rise in short-term rates to increase the Fund's tax-exempt income distributions.

              We appreciate your confidence in us and look forward to serving you in the future.

11

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA Short-Term Fund's
closing 30-day SEC yield of 2.62%, and
assuming marginal federal tax rates of:    27.00%     30.00%    35.00%    38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:        3.59%      3.74%     4.03%     4.27%

              This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

              SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

    PORTFOLIO RATINGS MIX
          9/30/02


AAA                     17%
AA                      12%
A                       19%
BBB                     23%
BB                       1%
Cash Equivalents        28%


              The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.5%,0.7%, and 0.4%, respectively, of the Fund's investments and are included in the appropriate categories above.

              YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-28.

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

               PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

               VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

               ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted at a stipulated time, such as monthly or quarterly, to a rate that reflects current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

               CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

             (ETM)   Escrowed to final maturity.
             (PRE)   Prerefunded to a date prior to maturity.
             (LOC)   Enhanced by a bank letter of credit.
             (LIQ)   Enhanced by a bank or nonbank liquidity agreement.
             (NBGA)  Enhanced by a nonbank guarantee agreement.
             (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN     Bond Anticipation Note
             COP     Certificate of Participation
             CP      Commercial Paper
             GO      General Obligation
             IDA     Industrial Development Authority/Agency
             IDB     Industrial Development Board
             IDC     Industrial Development Corp.
             IDRB    Industrial Development Revenue Bond
             ISD     Independent School District
             MFH     Multifamily Housing
             MLO     Municipal Lease Obligation
             PCRB    Pollution Control Revenue Bond
             RB      Revenue Bond

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (44.9%)

             ALABAMA (0.1%)
$   1,000    Prattville Industrial Development PCRB,
               Series 1998                                        4.90%         9/01/2008    $   1,036

             ALASKA (0.4%)
    6,500    North Slope Borough GO, Series 1998A
               (INS)(a)                                           4.60          6/30/2008        5,434

             ARIZONA (1.6%)
             Maricopa County Hospital RB,
    3,045      Series 1997                                        5.35          4/01/2003        3,083
    2,180      Series 1997                                        5.35          4/01/2004        2,263
    3,685    Prescott Health Care Facility IDA RB,
               Series 2001                                        4.50         10/17/2006        3,837
   10,000    Transportation Board RB, Series 2002                 5.00         12/15/2005       10,954

             CALIFORNIA (0.1%)
      900    Sacramento Cogeneration Auth. RB,
               Series 1995                                        6.00          7/01/2003          929

             COLORADO (0.8%)
    5,000    Adams County IDRB, Series 1983                       4.95         12/01/2003        5,015
             Denver Health and Hospital Auth. RB,
    1,180      Series 1998A                                       5.13         12/01/2006        1,255
    1,250      Series 1998A                                       5.25         12/01/2007        1,338
    1,250      Series 1998A                                       5.25         12/01/2008        1,326
      175      Series 2001A                                       5.00         12/01/2004          182
      150      Series 2001A                                       5.25         12/01/2006          160
      370      Series 2001A                                       5.25         12/01/2007          396

             CONNECTICUT (0.5%)
             Mashantucket (Western) Pequot Tribe RB,
    1,480      Series 1996A (ETM)(c)                              6.25          9/01/2003        1,544
    1,520      Series 1996A(c)                                    6.25          9/01/2003        1,575
    1,235      Series 1996A (ETM)(c)                              6.50          9/01/2006        1,440
    1,265      Series 1996A(c)                                    6.50          9/01/2006        1,424

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             DISTRICT OF COLUMBIA (0.3%)
             Hospital RB,
$   1,530      Series 1996A (ETM) (INS)                           5.50%         8/15/2003    $   1,583
    1,610      Series 1996A (ETM) (INS)                           5.50          8/15/2004        1,725

             FLORIDA (0.1%)
      680    Palm Beach County Health and Housing
               Facilities RB, Series 2002 (INS)                   3.00         12/01/2003          689

             HAWAII (0.4%)
    4,720    Honolulu GO, Series 1999C (INS)                      5.00          7/01/2008        5,252

             IDAHO (0.3%)
             Health Facilities Auth. RB,
      810      Series 1998                                        4.65          5/01/2005          840
      860      Series 1998                                        5.38          5/01/2006          919
      950      Series 1998                                        5.38          5/01/2007        1,019
    1,005      Series 1998                                        5.38          5/01/2008        1,070

             ILLINOIS (3.8%)
   20,000    Chicago Board of Education GO, Series
               1999A (INS)(a)                                     4.50         12/01/2009       15,684
   16,265    Chicago Water RB, Series 1997 (INS)(a)               5.00         11/01/2005       15,245
             Health Facilities Auth. RB,
      920      Series 2001 (Decatur Memorial Hospital)            4.38         10/01/2006          967
      990      Series 2001 (Decatur Memorial Hospital)            4.50         10/01/2007        1,043
      945      Series 2001A (Edward Hospital) (INS)               4.10          2/15/2006          997
    1,925      Series 2001A (Edward Hospital) (INS)               4.20          2/15/2007        2,041
    2,000      Series 2001A (Edward Hospital) (INS)               4.25          2/15/2008        2,120
    1,195      Series 2001A (Edward Hospital) (INS)               5.00          2/15/2009        1,313
    6,484    Sangamon County RB (MLO)(b)                          5.05         12/15/2005        6,731

             INDIANA (0.3%)
    3,000    Health Facility Financing Auth. RB,
               Series 1999A (INS)                                 5.00         11/01/2009        3,323

             IOWA (0.4%)
    4,850    Clinton Refunding IDRB, Series 2000                  5.80         11/01/2005        5,376

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             LOUISIANA (3.7%)
$   3,600    Calcasieu Parish IDB RB, Series 2001                 4.80%        12/01/2006    $   3,819
   11,310    De Soto Parish PCRB, Series 1993A                    5.05         12/01/2002       11,350
             Jefferson Parish School Board RB,
    3,170      Series 1998 (INS)(a)                               4.80          9/01/2007        2,762
    2,090      Series 1998 (INS)(a)                               4.90          3/01/2008        1,766
    2,600    Lake Charles Harbor and Terminal
               District RB, Series 1990                           5.50          5/01/2006        2,638
    5,000    Offshore Terminal Auth. RB, Series 1992B             6.20          9/01/2003        5,202
             Plaquemines Port, Harbor, and Terminal
               District RB,
    5,250      Series 1985B                                       5.00          9/01/2007        5,507
    9,000      Series 1985C                                       5.00          9/01/2007        9,441
    3,440    St. Charles Parish PCRB                              7.63          6/01/2003        3,462

             MASSACHUSETTS (2.1%)
             Health and Educational Facilities Auth. RB,
    3,445      Series 1998B (INS)                                 5.00          7/01/2006        3,708
    3,645      Series 1998B (INS)                                 5.25          7/01/2007        3,971
    1,640      Series 1998B (INS)                                 5.25          7/01/2008        1,792
   14,000    State GO, Series 2000B                               5.50          6/01/2008       16,075

             MICHIGAN (1.4%)
             Hospital Finance Auth. RB, Central
               Michigan Hospital,
      275      Series 1996                                        5.70         10/01/2002          275
      285      Series 1996                                        5.80         10/01/2003          290
             Hospital Finance Auth. RB, Genesys
               Health System Medical Center,
    2,500      Series 1998A (ETM)                                 5.50         10/01/2006        2,822
    1,500      Series 1998A (ETM)                                 5.50         10/01/2007        1,715
    1,000      Series 1998A (ETM)                                 5.50         10/01/2008        1,153
    5,800    Monroe Economic Development Corp. PCRB,
               Series 1997                                        5.00          2/01/2003        5,860
    4,700    Wayne County COP (INS)                               5.63          5/01/2011        5,301

             MINNESOTA (0.5%)
             St. Paul Housing and Redevelopment
               Auth. Hospital RB,
      675      Series 1997A                                       5.00         11/01/2003          661
    1,410      Series 1997A                                       5.10         11/01/2004        1,355

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
$   1,485      Series 1997A                                       5.20%        11/01/2005    $   1,403
    1,560      Series 1997A                                       5.30         11/01/2006        1,447
    1,645      Series 1997A                                       5.35         11/01/2007        1,502

             MISSISSIPPI (2.1%)
   13,000    Adams County PCRB, Series 1994A                      5.50         12/01/2005       13,915
    7,185    Hospital Equipment and Facilities Auth. RB,
               Series 2000                                        5.75         12/01/2005        7,281
             Jones County Hospital RB,
    1,000      Series 1997                                        5.00         12/01/2005        1,047
    1,050      Series 1997                                        5.00         12/01/2006        1,104
    1,105      Series 1997                                        5.10         12/01/2007        1,164
    1,155      Series 1997                                        5.20         12/01/2008        1,199
      380    Lincoln County Hospital RB,
               Series 1998A (INS)                                 5.00          4/01/2004          393

             MISSOURI (1.3%)
    9,000    Kansas City IDA PCRB, Series 2002                    4.50          4/01/2006        9,435
             St. Louis Airport Project Double Barrel RB,
    1,500      Series 2000                                        6.25          1/01/2003        1,510
    1,750      Series 2000                                        6.00          1/01/2004        1,786
    3,000      Series 2000                                        6.00          1/01/2005        3,060

             MONTANA (0.2%)
    1,906    State Lottery Commission Lease, No. 169 (MLO)(b)     5.12          4/29/2004        1,937

             NEBRASKA (0.4%)
             Investment Finance Auth. Hospital RB,
      465      Series 1997 (INS)                                  4.90         11/15/2005          502
      440      Series 1997 (INS)                                  5.00         11/15/2006          481
      410      Series 1997 (INS)                                  5.00         11/15/2007          449
      505      Series 1997 (INS)                                  5.05         11/15/2008          553
    2,570    O'Neil IDRB, Series 2001                             4.80          5/01/2009        2,704

             NEW YORK (9.6%)
    4,680    Albany IDA RB, Series 2002A                          5.25          7/01/2008        4,935
             Dormitory Auth. RB, Community
               Enhancement Facilities,
    1,675      Series 1999B                                       4.00          4/01/2005        1,755
    1,740      Series 1999B                                       4.00          4/01/2006        1,832

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
$   5,000    Dormitory Auth. RB, Good Samaritan
               Hospital, Series 1998A (INS)                       5.50%         7/01/2009    $   5,807
   20,360    Long Island Power Auth. RB,
               Series 1998A (INS)(a)                              5.15          6/01/2006       18,706
    3,000    Nassau County GO, Series 2000F                       7.00          3/01/2003        3,062
             New York City GO,
    4,900      Series 1998F                                       5.50          8/01/2006        5,417
    6,420      Series 1998F                                       5.50          8/01/2007        7,177
    5,815      Series 1999F                                       4.88          8/01/2010        6,274
    3,000      Series 1999H                                       5.00          3/15/2008        3,272
    3,750      Series 2001A                                       5.00          5/15/2007        4,095
    3,940      Series 2001A                                       5.00          5/15/2008        4,306
             New York City Transitional Finance Auth. RB,
    2,150      Series 1999A (ETM)                                 5.00          8/15/2008        2,433
    7,850      Series 1999A                                       5.00          8/15/2008        8,776
    2,035    State COP (MLO)                                      5.00          2/01/2003        2,058
   11,165    The City Univ. of New York COP                       5.75          8/15/2003       11,566
               Thruway Auth. Highway and Bridge
               Trust Fund Bonds,
   10,000      Series 1999B (INS)                                 5.00          4/01/2008       11,115
    7,650      Series 2000B (INS)                                 5.50          4/01/2008        8,696
    2,015    Ulster County IDA RB, Series 1999 (LOC)              5.20         11/15/2009        2,197
    4,400    Urban Development Corp. RB, Series 1993              5.25          1/01/2003        4,440

             OHIO (0.4%)
             Franklin County Health Care Facilities RB,
    1,000      Series 1997                                        4.80          7/01/2003        1,006
      500      Series 1997                                        5.00          7/01/2004          507
    1,425      Series 1997                                        5.00          7/01/2005        1,445
    1,000      Series 1997                                        5.10          7/01/2006        1,013
      475      Series 1997                                        5.15          7/01/2007          479
      600      Series 1997                                        5.25          7/01/2008          602

             OKLAHOMA (1.4%)
             Holdenville Industrial Auth. RB,
    1,380      Series 1995 (ETM)                                  6.15          7/01/2004        1,484
      510      Series 1995 (ETM)                                  6.35          7/01/2006          584
   14,540    Housing Development Auth. RB,
               Series 1997A                                       4.75         12/01/2002       14,565

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.7%)
$   4,400    East Hempfield Township IDA RB,
               Series 1985                                        5.25%        12/01/2005    $   4,453
    3,990    Hampden IDA RB, Series 1999                          4.70          1/01/2007        4,298

             PUERTO RICO (0.9%)
             Electric Power Auth. RB,
    5,000      Series 1997AA                                      5.00          7/01/2003        5,129
    5,000      Series 1997AA                                      5.00          7/01/2004        5,282

             SOUTH DAKOTA (0.2%)
    2,095    Sioux Falls Health Care Facilities RB,
               Series 2001                                        4.50         10/01/2006        2,209

             TENNESSEE (0.2%)
    2,605    Springfield Hospital RB, Series 1998                 4.90          8/01/2008        2,622

             TEXAS (9.3%)
             Abilene Higher Education Facilities Corp. RB,
      130      Series 1995 (ETM)                                  5.60         10/01/2002          130
      870      Series 1995                                        5.60         10/01/2002          870
    3,920    Affordable Housing Corp. RB,
               Series 2002A (INS)                                 4.05          9/01/2007        4,117
    3,235    Austin Higher Education Auth. RB,
               Series 1998                                        4.80          8/01/2009        3,396
             Bexar County Limited Tax GO,
    1,800      Series 1999(a)                                     4.35          6/15/2006        1,639
    3,355      Series 1999(a)                                     4.45          6/15/2007        2,930
             Duncanville ISD GO,
    2,095      Series 2001A (NBGA)(a)                             4.31          2/15/2007        1,854
    2,095      Series 2001A (NBGA)(a)                             4.42          2/15/2008        1,772
   13,100    Gulf Coast Waste Disposal Auth. RB,
               Series 2001                                        4.20         11/01/2006       13,478
      750    Harlandale ISD School Refunding Bonds,
               Series 2000 (NBGA)(a)                              5.10          8/15/2008          625
             Harrison County Health Facilities
               Development Corp. RB,
    1,010      Series 1998 (INS)                                  4.80          1/01/2006        1,072
    1,055      Series 1998 (INS)                                  4.80          1/01/2007        1,120
    1,110      Series 1998 (INS)                                  4.90          1/01/2008        1,184
    3,000    Houston ISD GO, Series 1999A(a)                      4.55          2/15/2009        2,423

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             Houston ISD Public Facility Corp. RB (MLO),
$   3,885      Series 1998A (INS)(a)                              4.85%         9/15/2007    $   3,380
    3,885      Series 1998A (INS)(a)                              4.90          9/15/2008        3,227
    4,805      Series 1998B (INS)(a)                              4.85          9/15/2007        4,181
    5,260      Series 1998B (INS)(a)                              4.90          9/15/2008        4,369
             Lewisville RB,
    7,795      Series 1996 (PRE) (LOC)                            5.00          5/01/2021        8,552
    3,495      Series 1998 (INS)                                  5.00          9/01/2010        3,745
    2,870    Northeast Hospital Auth. RB, Series 1997             5.40          5/15/2003        2,904
    8,150    Plano ISD GO, Series 2001 (NBGA)(a)                  4.42          2/15/2008        6,893
    7,160    Tarrant County Water District No. 1 RB,
               Series 1993                                        4.63          3/01/2004        7,248
   15,000    Turnpike Auth. RB, Series 2002                       5.00          6/01/2008       16,629
             Tyler Health Facilities Development Corp. RB,
    2,700      Series 1997A                                       5.00          7/01/2003        2,704
    3,120      Series 1997A                                       5.00          7/01/2004        3,124
    1,625      Series 1997A                                       5.13          7/01/2005        1,627
    1,100      Series 1997A                                       5.20          7/01/2006        1,101
    1,125      Series 1997A                                       5.30          7/01/2007        1,126
    1,205    Water Resources Finance Auth. RB,
               Series 1999 (INS)                                  4.50          8/15/2007        1,258
             Wylie ISD GO,
    2,380      Series 2001 (NBGA)(a)                              4.29          8/15/2007        2,076
    1,385      Series 2001 (NBGA)(a)                              4.40          8/15/2008        1,153
    3,380      Series 2001 (NBGA)(a)                              4.50          8/15/2009        2,685

             VIRGINIA (0.5%)
             Halifax County IDA Hospital RB,
    1,100      Series 1998                                        4.50          9/01/2005        1,141
      600      Series 1998                                        4.65          9/01/2007          619
      500      Series 1998                                        4.75          9/01/2008          516
             Newport News IDA IDRB,
    1,650      Series 2000                                        5.50          9/01/2006        1,857
    2,000      Series 2000                                        5.50          9/01/2008        2,303

             WISCONSIN (0.9%)
             Health and Educational Facilities Auth. RB,
      410      Series 1997                                        5.10         12/15/2005          416
      430      Series 1997                                        5.20         12/15/2006          435
      455      Series 1997                                        5.25         12/15/2007          458
      475      Series 1997                                        5.30         12/15/2008          477

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
$   4,000    Juneau County BAN                                    4.80%         9/01/2005    $   4,096
    6,885    Kenosha GO, Series 1998B (INS)(a)                    4.50         10/15/2008        5,707
                                                                                             ---------
             Total fixed-rate instruments (cost: $522,405)                                     551,139
                                                                                             ---------

             PUT BONDS(27.6%)

             ALABAMA (1.2%)
   15,000    Birmingham Special Care Facilities
               Financing Auth. RB, Series 2000A-2                 6.00         11/15/2028       15,258

             ALASKA (1.2%)
             Valdez Marine Terminal RB,
    3,000      Series 1994A                                       2.90          5/01/2031        3,008
   10,000      Series 1994B                                       3.10          5/01/2031       10,031
    2,000      Series 2002                                        3.00          3/01/2035        2,013

             ARIZONA (0.7%)
    8,560    Tolleson Municipal Finance Corp. RB,
               Series 1998                                        2.10          5/01/2015        8,560

             CALIFORNIA (1.9%)
    6,555    Fresno MFH RB, Series 1997A                          4.88          1/01/2028        7,072
             Statewide Communities Development Auth. RB,
    5,000      Series 1999F                                       5.30          6/01/2029        5,298
    7,000      Series 2002D                                       4.35         11/01/2036        7,303
    3,445    Woodland MFH RB, Series 1994A                        6.05         12/01/2024        3,464

             DISTRICT OF COLUMBIA (1.7%)
   20,000    MedStar Health, Inc. RB, Series 2001A                6.40          8/15/2031       20,657

             FLORIDA (0.6%)
    8,500    Miami Beach Health Facilities Auth. RB,
               Series 2001B                                       5.50         11/15/2035        8,026

             INDIANA (2.5%)
   10,000    Development Finance Auth. PCRB,
               Series 1998A                                       4.75          3/01/2025       10,326
   12,300    Princeton PCRB, Series 1996                          3.25          3/01/2019       12,301
    7,500    Rockport PCRB, Series 2002A                          4.90          6/01/2025        7,833

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             LOUISIANA (1.6%)
$  19,860    St. Charles Parish PCRB, Series 1999C               5.35%         10/01/2029    $  20,271

             MAINE (0.3%)
    3,650    Biddeford IDRB, Series 1983                         3.30          12/01/2008        3,653

             MASSACHUSETTS (0.9%)
   10,500    Health and Educational Facilities Auth. RB,
               Series A (LOC)                                    4.50          10/01/2026       10,826

             MICHIGAN (0.9%)
             Hospital Finance Auth. RB,
    5,000      Series 1999A                                      5.30          11/15/2033        5,544
    5,000      Series 1999A                                      5.20          11/15/2033        5,491

             NEW YORK (0.8%)
    9,400    Brookhaven IDA RB, Series 2001                      4.38          11/01/2031        9,879

             OHIO (2.5%)
    6,500    Air Quality Development Auth. RB,
               Series 1999B                                      4.30           6/01/2033        6,512
    4,000    Air Quality Facilities RB, Series 1988A             4.85           2/01/2015        4,040
    5,000    Mahoning County Healthcare Facilities RB,
               Series 2002 (LOC)                                 4.00           4/01/2022        5,004
             Water Development Auth. PCRB,
    7,500      Series 1999B                                      4.50           9/01/2033        7,500
    8,155      Series 1998A(d)                                   3.40          10/01/2030        8,188

             OKLAHOMA (1.3%)
   15,000    Development Finance Auth. PCRB,
               Series 1999                                       4.88           6/01/2014        15,496

             PENNSYLVANIA (0.9%)
    5,000    Beaver County IDA PCRB, Series 1999A                4.65           6/01/2033        5,032
    5,205    Derry Township Industrial and Commercial
               Development Auth. RB, Series 2000A (LOC)          4.88          11/01/2030        5,528

             SOUTH DAKOTA (0.7%)
    7,620    Rapid City Health Facility RB, Series 2001          4.50          11/01/2021        8,044

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             TEXAS (7.0%)
$  11,000    Brazos River Auth. RB, Series 1999B                 5.20%         12/01/2018    $  10,848
   15,000    Brazos River Harbor Navigation RB,
               Series 2002B-2                                    4.75           5/15/2033       15,375
    2,000    Denton ISD Bonds GO, Series 2000 (NBGA)             3.45           8/01/2030        2,004
    3,000    Lewisville RB, Series 2001 (LOC)                    4.13           5/01/2031        3,155
   25,000    Matagorda County Navigation District 1
               PCRB, Series 1999A                                3.75           5/01/2030       25,266
   16,500    Matagorda County Navigation District 1 RB,
               Series 1999C                                      5.10           5/01/2029       16,347
   13,000    Sabine River Auth. PCRB, Series 2001C               4.00           5/01/2028       13,071

             VIRGINIA (0.9%)
   10,000    Henrico County Economic Development
               Auth. RB, Series 2000                             5.75          11/15/2030       10,643
                                                                                             ---------
             Total put bonds (cost: $332,062)                                                  338,867
                                                                                             ---------

             VARIABLE-RATE DEMAND NOTES(26.2%)

             ARKANSAS (0.4%)
    5,175    Texarkana IDRB, Series 1991                         2.95           3/01/2021        5,175

             CALIFORNIA (1.4%)
   16,735    State GO, Series PA-722R (LIQ)(c)                   2.13           6/01/2021       16,735

             COLORADO (0.2%)
    2,000    General Improvement District GO 287/42,
               Series 2000 (LOC)                                 1.74          12/01/2031        2,000

             DELAWARE (1.4%)
    6,600    Economic Development Auth. IDA RB,
               Series 1984                                       1.85          12/01/2014        6,600
   10,000    Economic Development Auth. RB,
               Series 1999A                                      2.35           7/01/2024       10,000

             FLORIDA (2.5%)
    2,200    Broward County Health Facilities Auth. RB,
               Series 2002 (LIQ)(INS)                            2.15           9/01/2032        2,200
   10,565    Housing Finance Agency MFH RB, 1991
               Series E (LOC)                                    1.85          10/01/2005       10,565

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
$     600    Jacksonville Health Facilities Auth. IDRB,
               Series 2000B (LOC)                                 1.70%         3/01/2030    $     600
   13,700    Lee County Hospital Board Directors RB,
               Series 1995A                                       2.10          4/01/2025       13,700
    3,200    Lee Memorial Health System Board of
               Directors RB, Series 1997B                         2.10          4/01/2027        3,200

             IDAHO (0.2%)
    2,500    American Falls Reservoir District RB,
               Series 2000                                        3.15          2/01/2025        2,500

             ILLINOIS (2.5%)
    4,800    Health Facilities Auth. RB,
               Series 2002 (LOC)                                  2.05         11/15/2027        4,800
   18,810    Kane, McHenry, Cook, and DeKalb Counties
               GO, Series 2000A (INS)(LIQ)(c)                     1.90         12/01/2019       18,810
    6,180    Naperville Industrial Development RB,
               Series 1992                                        2.15         12/01/2012        6,180
      560    West Frankfort Commercial Redevelopment RB           6.59          4/01/2007          560

             INDIANA (0.2%)
    3,000    St. Joseph County Economic Development RB,
               Series 2002 (LOC)                                  1.80          6/01/2022        3,000

             IOWA (1.3%)
    2,400    Cedar Rapids PCRB, Series 1991                       2.90         11/01/2003        2,400
             Chillicothe PCRB,
    5,300      Series 1991                                        2.90         11/01/2010        5,300
    2,400      Series 1992A                                       2.90          3/01/2010        2,400
    6,250    Storm Lake Higher Education Facilities RB,
               Series 2000 (LIQ)                                  1.95         11/01/2015        6,250

             KENTUCKY (0.2%)
    2,000    Middletown RB, Series 1999 (LOC)                     1.80          7/01/2012        2,000

             LOUISIANA (1.3%)
    1,100    Caddo Parish IDB RB, Series 1992                     2.15          5/01/2004        1,100
    1,800    Offshore Terminal Auth. RB,
               Series 2001 (LIQ)                                  1.75         10/01/2021        1,800
   12,600    Public Facilities Auth. MFH RB,
               Series 1991 (NBGA)                                 2.10          7/01/2007       12,600

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                       COUPON              FINAL       MARKET
   AMOUNT    SECURITY                                             RATE           MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             MICHIGAN (0.6%)
$   7,300    Job Development Auth. PCRB,
              Series 1985 (LOC)                                   4.05%        10/01/2008    $   7,300

             MINNESOTA (3.5%)
             Minneapolis MFH RB,
   14,000     Series 1995 (Hennepin Crossing) (NBGA)              2.20         12/01/2030       14,000
    8,510     Series 1995 (Laurel Curve) (NBGA)                   2.20         12/01/2030        8,510
    4,470     Series 1995 (Swinford) (NBGA)                       2.20         12/01/2030        4,470
    6,930     Series 1995 (The McNair) (NBGA)                     2.20         12/01/2030        6,930
    2,400     Series 1995 (Wilson Park Towers) (NBGA)             2.20         12/01/2030        2,400
    1,900    Roseville Health Care Facilities RB,
              Series 2002 (LOC)                                   2.20         10/01/2029        1,900
      400    St. Paul Housing and Redevelopment Auth.
              RB, Series 2002 (LOC)                               2.15          5/01/2022          400
    4,000    St. Paul Port Auth. IDR RB, Series 1993              2.68          9/01/2006        4,000

             MISSOURI (0.5%)
    5,845    Branson Creek Community Improvement
              District, Series 2002 (LOC)                         1.95          3/01/2022        5,845

             NEBRASKA (0.4%)
    4,900    Lancaster County Hospital Auth. Health
              Facilities RB, Series 2000A (LOC)                   2.10          7/01/2030        4,900

             NEW YORK (0.1%)
    1,700    New York City IDA Civic Facility RB,
              Series 2001 (LOC)                                   1.70         12/30/2021        1,700

             OHIO (0.7%)
    5,300    Economic Development RB,
              Series 1983 (LOC)                                   2.55         10/01/2003        5,300
    3,000    Summit County Port Auth. RB,
              Series 2002 (LOC)                                   1.65          5/01/2013        3,000

             OREGON (1.7%)
    6,500    Lane County PCRB, Series 1994                        2.68          4/01/2005        6,500
   15,000    Port of Portland Public Grain Elevator RB,
              Series 1984 (LOC)                                   1.75         12/01/2014       15,000

27

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                      COUPON               FINAL       MARKET
   AMOUNT    SECURITY                                            RATE            MATURITY        VALUE
------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.7%)
$   9,000    Berks County IDA RB, Series 1982 (NBGA)            2.35%           7/01/2016   $    9,000

             TENNESSEE (0.3%)
    3,500    Hamilton County IDRB, Series 1985 (LOC)            4.00           11/01/2005        3,500

             TEXAS (1.3%)
    5,995    Austin Convention Enterprises Inc. RB,
               Series 2001B (NBGA)(LIQ)(c)                      2.18            1/01/2032        5,995
    2,000    Harris County IDC PCRB, Series 1984A               2.00            3/01/2024        2,000
    7,700    Trinity River IDA RB, Series 1997                  2.15            1/01/2013        7,700

             VIRGINIA (0.7%)
    3,250    Peninsula Ports Auth. Coal Terminal RB,
               Series 1987D (LOC)                               2.05            7/01/2016        3,250
    5,800    Waynesboro IDA RB, Series 1997 (LOC)               1.95           12/15/2028        5,800

             WISCONSIN (0.4%)
             Health and Educational Facilities Auth. RB,
    1,700      Series 1997 (LOC)                                2.15           11/01/2017        1,700
    1,000      Series 2002B (LOC)                               2.20            5/01/2014        1,000
    2,700    Whitefish Bay Village RB, Series 2000 (LOC)        1.80            4/01/2020        2,700

             WYOMING (3.7%)
   17,000    Converse County PCRB, Series 1988                  3.20            1/01/2014       17,000
   10,000    Lincoln County PCRB, Series 1991                   3.20            1/01/2016       10,000
      600    Platte County RB, Series 1984A (NBGA)              2.10            7/01/2014          600
             Sweetwater County PCRB,
   15,000      Series 1984                                      3.00           12/01/2014       15,000
    3,200      Series 1992A                                     2.90            4/01/2005        3,200
                                                                                            ----------
             Total variable-rate demand notes (cost: $321,075)                                 321,075
                                                                                            ----------

             ADJUSTABLE-RATE NOTE(0.5%)

             ARIZONA (0.5%)
    6,700    Special Fund of Industrial Commission
               CP (cost: $6,700)                                2.50            9/01/2005        6,700
                                                                                            ----------
             TOTAL INVESTMENTS (COST: $1,182,242)                                           $1,217,781
                                                                                            ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Electric Utilities              18.3%
Hospital                        14.3
General Obligation              11.8
Multifamily Housing              6.5
Nursing/CCRC                     5.5
Electric/Gas Utility             3.4
Appropriated Debt                3.1
Toll Roads                       3.0
Integrated Oil & Gas             2.8
Water/Sewer Utility              2.6
Special Assessment/Tax/Fee       2.4
Education                        2.1
Paper Products                   2.1
Automobile Manufacturers         2.0
Agricultural Products            1.9
Airport/Port                     1.8
Escrowed Bonds                   1.8
Buildings                        1.5
Diversified Chemicals            1.5
Single-Family Housing            1.2
Other                            9.6
                                ----
Total                           99.2%
                                ====

PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------

Alabama                          1.3%
Alaska                           1.6
Arizona                          2.8
Arkansas                         0.4
California                       3.4
Colorado                         1.0
Connecticut                      0.5
Delaware                         1.4
District of Columbia             2.0
Florida                          3.2
Hawaii                           0.4
Idaho                            0.5
Illinois                         6.3
Indiana                          3.0
Iowa                             1.7
Kentucky                         0.2
Louisiana                        6.6
Maine                            0.3
Massachusetts                    3.0
Michigan                         2.9
Minnesota                        4.0
Mississippi                      2.1
Missouri                         1.8
Montana                          0.2
Nebraska                         0.8
New York                        10.5
Ohio                             3.6
Oklahoma                         2.7
Oregon                           1.7
Pennsylvania                     2.3
Puerto Rico                      0.9
South Dakota                     0.9
Tennessee                        0.5
Texas                           17.6
Virginia                         2.1
Wisconsin                        1.3
Wyoming                          3.7
                                ----
Total                           99.2%
                                ====

29

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

              Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, these securities represented 8.5% of the Fund's net assets.

              (b) Illiquid securities valued using methods determined by a pricing service approved by the Company's Board of Directors. At September 30, 2002, these securities represented 0.7% of the Fund's net assets.

              (c) Securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines approved by the Company's Board of Directors.

              (d) At September 30, 2002, the cost of securities purchased on a when-issued basis was $4,000,000.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities, at market value (identified cost of $1,182,242)      $ 1,217,781
  Cash                                                                                  3,028
  Receivables:
     Capital shares sold                                                                  704
     Interest                                                                          11,804
                                                                                  -----------
          Total assets                                                              1,233,317
                                                                                  -----------

LIABILITIES

  Securities purchased (when-issued securities of $4,000)                               4,000
  Capital shares redeemed                                                               1,265
  USAA Investment Management Company                                                      328
  USAA Transfer Agency Company                                                             43
  Accounts payable and accrued expenses                                                   112
  Dividends on capital shares                                                             507
                                                                                  -----------
          Total liabilities                                                             6,255
                                                                                  -----------
              Net assets applicable to capital shares outstanding                 $ 1,227,062
                                                                                  ===========

NET ASSETS CONSIST OF:

  Paid-in capital                                                                 $ 1,194,484
  Accumulated net realized loss on investments                                         (2,961)
  Net unrealized appreciation of investments                                           35,539
                                                                                  -----------
          Net assets applicable to capital shares outstanding                     $ 1,227,062
                                                                                  ===========
  Capital shares outstanding                                                          112,641
                                                                                  ===========
  Authorized shares of $.01 par value                                                 190,000
                                                                                  ===========
  Net asset value, redemption price, and offering price per share                 $     10.89
                                                                                  ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA SHORT-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Interest income                                             $ 23,437
                                                               --------
   Expenses:
      Management fees                                             1,815
      Administrative and servicing fees                             895
      Transfer agent's fees                                         255
      Custodian's fees                                              108
      Postage                                                        31
      Shareholder reporting fees                                     40
      Directors' fees                                                 2
      Registration fees                                              37
      Professional fees                                              28
      Other                                                           5
                                                               --------
         Total expenses                                           3,216
      Expenses paid indirectly                                       (3)
                                                               --------
         Net expenses                                             3,213
                                                               --------
            Net investment income                                20,224
                                                               --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                284
   Change in net unrealized appreciation/depreciation            26,152
                                                               --------
            Net realized and unrealized gain                     26,436
                                                               --------
   Increase in net assets resulting from operations            $ 46,660
                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA SHORT-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                                    9/30/2002        3/31/2002
                                                                  ----------------------------
FROM OPERATIONS

   Net investment income                                          $    20,224      $    42,607
   Net realized gain (loss) on investments                                284               (1)
   Change in net unrealized appreciation/depreciation
     of investments                                                    26,152           (4,598)
                                                                  ----------------------------
       Increase in net assets resulting from operations                46,660           38,008
                                                                  ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              (20,224)         (42,607)
                                                                  ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                          205,486          424,747
   Dividend reinvestments                                              18,844           34,970
   Cost of shares redeemed                                           (168,995)        (331,970)
                                                                  ----------------------------
       Increase in net assets from
         capital share transactions                                    53,335          127,747
                                                                  ----------------------------
Net increase in net assets                                             79,771          123,148

NET ASSETS

   Beginning of period                                              1,147,291        1,024,143
                                                                  ----------------------------
   End of period                                                  $ 1,227,062      $ 1,147,291
                                                                  ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                         19,085           39,594
   Shares issued for dividends reinvested                               1,561            3,262
   Shares redeemed                                                    (15,689)         (30,974)
                                                                  ----------------------------
       Increase in shares outstanding                                   4,957           11,882
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

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          to FINANCIAL Statements

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

                 A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

                 D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $3,000.

                 E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED
                    BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2002, net outstanding when-issued commitments for the Fund were $4,000,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

35

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

              Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $3,151,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $89,198,000 and $119,450,000, respectively.

              At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

              Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $36,765,000 and $1,226,000, respectively, resulting in net unrealized appreciation of $35,539,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. Beginning

37

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

              with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of its average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consists of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/-0.20% to 0.50%              +/-0.04%
+/-0.51% to 1.00%              +/-0.05%
+/-1.01% and greater           +/-0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $1,815,000, which included a performance fee of $144,000.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $895,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $255,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

39

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                        ----------------------------------------------------------------------------------
                                              2002              2002            2001        2000          1999        1998
                                        ----------------------------------------------------------------------------------
Net asset value at
  beginning of period                   $    10.65        $    10.69      $    10.46    $  10.72    $    10.74   $   10.57
                                        ----------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                        .18               .42             .48         .47           .49         .49
  Net realized and
    unrealized gain (loss)                     .24              (.04)            .23        (.26)         (.02)        .17
                                        ----------------------------------------------------------------------------------
Total from investment operations               .42               .38             .71         .21           .47         .66
                                        ----------------------------------------------------------------------------------
Less distributions:
  From net investment income                  (.18)             (.42)           (.48)       (.47)         (.49)       (.49)
                                        ----------------------------------------------------------------------------------
Net asset value at end of period        $    10.89        $    10.65      $    10.69    $  10.46    $    10.72    $  10.74
                                        ==================================================================================
Total return (%)*                             4.00              3.60            7.00        2.05          4.46        6.35
Net assets at end of period (000)       $1,227,062        $1,147,291      $1,024,143    $967,620    $1,033,560    $970,805
Ratio of expenses to
  average net assets (%)**                     .54(a,b)          .48(b)          .38         .38           .38         .39
Ratio of net investment income to
  average net assets (%)**                    3.39(a)           3.90            4.60        4.48          4.55        4.57
Portfolio turnover (%)                       10.18             20.67           19.43       18.88          7.34        7.91

  *  Assumes reinvestment of all dividend income distributions during the period.
 **  For the six-month period ended September 30, 2002, average net assets were $1,190,527,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period, would have been reduced as follows:
                                                 -              (.02%)           N/A         N/A           N/A         N/A

41

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
                                                                              42

N O T E S
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
43

N O T E S
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

                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

             ADMINISTRATOR,    USAA Investment Management Company
        INVESTMENT ADVISER,    9800 Fredericksburg Road
               UNDERWRITER,    San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio  456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
          USAA TOUCHLINE(R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio  498-8777

            INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                          Paper

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